MAINSTAY GROUP OF FUNDS

MainStay 130/30 International Fund

Supplement dated January 19, 2010 (“Supplement”) to
Prospectus for MainStay 130/30 Funds dated March 2, 2009 (the “Prospectus”)

This Supplement updates certain information contained in the above-dated Prospectus for the MainStay 130/30 International Fund (the “Fund”), a series of Eclipse Funds Inc.  You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn:  MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Fund’s website at mainstayinvestments.com.  Please review this important information carefully.

Luke A. Smith is no longer a portfolio manager of the Fund. All references to Luke A. Smith in the Prospectus, including the references on pages 76 and 78, are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY GROUP OF FUNDS

MainStay 130/30 International Fund

Supplement dated January 19, 2010 (“Supplement”)
to the Statement of Additional Information dated March 2, 2009, as amended December 17, 2009 (“SAI”)

This Supplement updates certain information contained in the above-dated SAI for the MainStay 130/30 International Fund (the “Fund”), a series of Eclipse Funds Inc.  You may obtain copies of the Fund’s Prospectus and SAI free of charge, upon request, by calling toll-free 800- MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the Internet on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

Luke A. Smith is no longer a portfolio manager of the Fund. All references to Luke A. Smith in the SAI, including the references on pages 104 and 107, are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR REFERENCE.